Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Distributions Paid to Shareholders

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Ordinary income	$53,166	$—
Capital gains	—	—
Total (1)	$53,166	$—
(1)	For the year ended December 31, 2023, the percentage of total distributions paid that constituted interest-related distributions was 100%.

Schedule of Net Decrease in Net Assets from Operations Taxable Income and Estimated Cost Basis of Investments for U.S. Federal Tax Purposes

The following reconciles the net increase (decrease) in net assets resulting from operations to taxable income for the year ended December 31, 2023 and the period from December 5, 2022 (commencement of operations) to December 31, 2022:

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
	(Estimated)(1)
Net increase (decrease) in net assets resulting from operations	$94,039	$(74)
Adjustments:
Net unrealized losses (gains) on investments and foreign currency transactions	(20,526)	310
Income not currently taxable(2)	(277)	—
Expenses not currently deductible	3,868	—
Taxable income	$77,104	236
(1)	The calculation of estimated 2023 U.S. federal taxable income is based on certain estimated amounts, including information received from third parties and, as a result, actual 2023 U.S. federal taxable income will not be finally determined until the Fund’s 2023 U.S. federal tax return is filed in 2024 (and, therefore, such estimate is subject to change).
(2)	Includes a reduction for dividend income from preferred equity that is not taxable until collected totaling $277 for the year ended December 31, 2023.

	As of December 31,
	2023	2022
Gross unrealized appreciation	$24,276	$72
Gross unrealized depreciation	(3,502)	(383)
Net unrealized appreciation (depreciation)	$20,774	$(311)

Estimated cost basis of investments	$2,556,784	$108,615

Schedule of Permanent Differences

The following table summarizes transactions in Common Shares during the year ended December 31, 2023:

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions(1)	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions(1)	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions(1)	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421
(1)	See Note 12 for subsequent events related to subscription activities.

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

		For the period from
		December 5, 2022
		(commencement of
	For the Year Ended	operations) to
	December 31, 2023	December 31, 2022
Accumulated undistributed earnings	$762	$—
Paid in capital	$(762)	$—